Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended												9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Osage Pipeline Co [Member]	Dec. 31, 2011 Osage Pipeline Co [Member]	Dec. 31, 2010 Osage Pipeline Co [Member]	Dec. 31, 2012 Texas Frontera Llc [Member] bbl	Dec. 31, 2012 Double Eagle Pipeline Llc [Member] mi	Dec. 31, 2012 BridgeTex [Member]	Dec. 31, 2012 Targa Resource Partners L P [Member]	Dec. 31, 2011 Targa Resource Partners L P [Member]	Dec. 31, 2010 Targa Resource Partners L P [Member]	Sep. 30, 2011 Consultant [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2011 Consultant [Member]
Related Party Transaction [Line Items]
Equity ownership percentage				50.00%			50.00%	50.00%	50.00%
Affiliate management fee revenue	$ 1,948,000	$ 770,000	$ 758,000	$ 800,000	$ 800,000	$ 800,000	$ 200,000		$ 900,000
Construction Of Refined Product Storage							800,000
Construction Funding Request							4,200,000	39,100,000	31,800,000
Construction Funding Request, Applied Against Capital Spending							1,700,000
Construction Of Pipeline, Length								140
Purchases from subsidiaries										27,400,000	11,700,000	1,800,000
Accounts Payable, Related Parties										100,000	0
Related Party Transaction, Expenses from Transactions with Related Party													300,000
Allocated Share-based Compensation Expense	$ 21,036,000	$ 17,710,000	$ 18,899,000											$ 500,000	$ 2,100,000